                   TRAVELERS VINTAGE XTRA ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") and any associated purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

   AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund
   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Premier Growth Portfolio -- Class B
   AMERICAN VARIABLE INSURANCE SERIES
     Global Growth Fund -- Class 2
     Growth-Income Fund -- Class 2
     Growth Fund -- Class 2
   FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
     Franklin Small Cap Fund -- Class 2
     Templeton International Securities Fund --
     Class 2
   GREENWICH STREET SERIES FUND
     Appreciation Portfolio
     Diversified Strategic Income Portfolio
     Equity Index Portfolio -- Class II Shares
     Fundamental Value Portfolio(1)
   JANUS ASPEN SERIES
     Aggressive Growth Portfolio -- Service Shares
   PIMCO VARIABLE INSURANCE TRUST
     Total Return Bond Portfolio -- Administrative   Class
   PUTNAM VARIABLE TRUST
     Putnam VT International Growth Fund -- Class IB
     Shares
     Putnam VT Small Cap Value Fund -- Class IB
     Shares
     Putnam VT Voyager II Fund -- Class IB Shares
   SALOMON BROTHERS VARIABLE SERIES FUND, INC.
     Capital Fund
     Investors Fund
     Small Cap Growth Fund
   SMITH BARNEY INVESTMENT SERIES
     Smith Barney Large Cap Core Portfolio
     Smith Barney Premier Selection All Cap Growth
     Portfolio
   THE TRAVELERS SERIES TRUST
     Equity Income Portfolio
     Large Cap Portfolio
     MFS Emerging Growth Portfolio
     MFS Research Portfolio
   TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio
     Alliance Growth Portfolio
     MFS Total Return Portfolio
     Smith Barney Aggressive Growth Portfolio
     Smith Barney High Income Portfolio
     Smith Barney International All Cap Growth
     Portfolio(2)
     Smith Barney Large Capitalization Growth Portfolio
     Smith Barney Large Cap Value Portfolio
     Smith Barney Mid Cap Core Portfolio
     Smith Barney Money Market Portfolio
     Travelers Managed Income Portfolio
     Van Kampen Enterprise Portfolio
   VAN KAMPEN LIFE INVESTMENT TRUST
     Emerging Growth Portfolio
   VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap Growth Opportunities
     Portfolio
   VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund(R) Portfolio -- Service Class

---------------
(1) formerly Total Return Portfolio

(2) formerly Smith Barney International Equity Portfolio

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2001
                        SUPPLEMENTED SEPTEMBER 24, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      7
Condensed Financial Information.......     15
The Annuity Contract..................     15
     Contract Owner Inquiries.........     15
     Purchase Payments................     15
     Purchase Payment Credits.........     15
     Accumulation Units...............     16
     The Variable Funding Options.....     16
Fixed Account.........................     20
Charges and Deductions................     20
     General..........................     20
     Withdrawal Charge................     21
     Free Withdrawal Allowance........     22
     Transfer Charge..................     22
     Administrative Charges...........     22
     Mortality and Expense Risk
       Charge.........................     22
     E.S.P. Charge....................     23
     Variable Funding Option
       Expenses.......................     23
     Premium Tax......................     23
     Changes in Taxes Based Upon
       Premium or Value...............     23
Transfers.............................     23
     Dollar Cost Averaging............     23
Access to Your Money..................     24
     Systematic Withdrawals...........     25
Ownership Provisions..................     25
     Types of Ownership...............     25
       Contract Owner.................     25
       Beneficiary....................     25
       Annuitant......................     26
Death Benefit.........................     26
     Death Proceeds Before the
       Maturity Date..................     26
     Payment of Proceeds..............     27
     Death Proceeds After the Maturity
       Date...........................     30
The Annuity Period....................     30
     Maturity Date....................     30
     Allocation of Annuity............     30
     Variable Annuity.................     30
     Fixed Annuity....................     31
Payment Options.......................     31
     Election of Options..............     31
     Annuity Options..................     31
Miscellaneous Contract Provisions.....     32
     Right to Return..................     32
     Termination......................     32
     Required Reports.................     33
     Suspension of Payments...........     33
The Separate Accounts.................     33
     Performance Information..........     34
Federal Tax Considerations............     34
     General Taxation Of Annuities....     35
     Types of Contracts: Qualified or
       Nonqualified...................     35
     Nonqualified Annuity Contracts...     35
     Qualified Annuity Contracts......     36
     Penalty Tax for Premature
       Distributions..................     36
     Diversification Requirements for
       Variable Annuities.............     36
     Ownership of the Investments.....     36
     Mandatory Distributions for
       Qualified Plans................     37
     Taxation of Death Benefit
       Proceeds.......................     37
Other Information.....................     37
     The Insurance Companies..........     37
     Financial Statements.............     37
     Distribution of Variable Annuity
       Contracts......................     37
     Conformity with State and Federal
       Laws...........................     38
     Voting Rights....................     38
     Legal Proceedings and Opinions...     38
     The Travelers Insurance
       Company........................     38
     The Travelers Life and Annuity
       Company........................     38
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  BD III..............................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account BD IV.......................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Waiver of Withdrawal
  Charge for Nursing Home
  Confinement.........................    D-1
Appendix E: Contents of the Statement
  of Additional Information...........    E-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

     Accumulation Unit................     16
     Accumulation Period..............     16
     Annuitant........................     26
     Annuity Payments.................     30
     Annuity Unit.....................     16
     Cash Surrender Value.............     24
     Contingent Annuitant.............     26
     Contract Date....................     15
     Contract Owner...................     25
     Contract Value...................     15
     Contract Year....................     15
     Death Report Date................     26
     Fixed Account....................    C-1
     Joint Owner......................     25
     Maturity Date....................     30
     Modified Purchase Payments.......     27
     Net Investment Rate..............     31
     Purchase Payment.................     15
     Purchase Payment Credit..........     15
     Underlying Fund..................     16
     Variable Funding Option(s).......     16
     Written Request..................     15

                                    SUMMARY:

                         TRAVELERS VINTAGE XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                            New York
British Virgin Islands             Oregon(1)
Guam                               U.S. Virgin Islands
New Hampshire

---------------

(1) Only single premium contracts available in this state.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401, 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds) minus any purchase payment credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment minus any purchase payment credits. During the remainder of the right to return period, we will refund your contract value (including charges we assessed) minus any purchase payment credits. We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit, and 1.45% for the Enhanced Death Benefit. For contracts with a value of less than $100,000, we also deduct an annual administrative charge of $40. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and associated purchase payment credits. The maximum percentage is 8%, gradually decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. You may also choose to purchase the Enhanced Stepped-Up Death Benefit option which, for a fee, may increase the amount of the death benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) the election of spousal contract continuance. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- PURCHASE PAYMENT CREDITS. For each payment you make during the first contract year, we will add a credit to your contract value. We will determine the amount of the credit based on the greater age of the contract owner or the annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the additional expenses attributable to the credits may offset the amount of the purchase payment credit.

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

- SPOUSAL CONTRACT CONTINUANCE (NONQUALIFIED CONTRACTS ONLY). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE
     (as a percentage of the purchase payments and any associated purchase payment credits withdrawn)

                  YEARS SINCE PURCHASE
                      PAYMENT MADE             WITHDRAWAL CHARGE
                           0-4                        8%
                            5                         7%
                            6                         6%
                            7                         5%
                            8                         3%
                            9                         1%
                           10+                        0%

ANNUAL SEPARATE ACCOUNT CHARGES:

     (as a percentage of the average daily net assets of the Separate Account)

   STANDARD DEATH BENEFIT WITH E.S.P.
   Mortality and Expense Risk Charge........    1.25%
   Administrative Expense Charge............    0.15%
   E.S.P. Charge............................    0.20%
                                                -----
       Total Separate Account Charges.......    1.60%
   ENHANCED DEATH BENEFIT WITH E.S.P.
   Mortality and Expense Risk Charge........    1.45%
   Administrative Expense Charge............    0.15%
   E.S.P. Charge............................    0.20%
                                                -----
       Total Separate Account Charges.......    1.80%
   STANDARD DEATH BENEFIT WITHOUT E.S.P.
   Mortality and Expense Risk Charge........    1.25%
   Administrative Expense Charge............    0.15%
                                                -----
       Total Separate Account Charges.......    1.40%
   ENHANCED DEATH BENEFIT WITHOUT E.S.P.
   Mortality and Expense Risk Charge........    1.45%
   Administrative Expense Charge............    0.15%
                                                -----
       Total Separate Account Charges.......    1.60%

OTHER ANNUAL CHARGES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE                        $40
         (Waived if contract value is $100,000 or more)

VARIABLE FUNDING OPTION EXPENSES:

     (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                             TOTAL ANNUAL
                                                                                              OPERATING
                                            MANAGEMENT FEE                 OTHER EXPENSES      EXPENSES
                                            (AFTER EXPENSE                 (AFTER EXPENSE   (AFTER EXPENSE
             FUNDING OPTIONS:               REIMBURSEMENT)    12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund...................       0.61%                         0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B*..................................       1.00%          0.25%          0.05%            1.30%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2*........       0.66%          0.25%          0.04%            0.95%
    Growth Fund -- Class 2*...............       0.36%          0.25%          0.02%            0.63%
    Growth-Income Fund -- Class 2*........       0.34%          0.25%          0.01%            0.60%

                                                                                             TOTAL ANNUAL
                                                                                              OPERATING
                                            MANAGEMENT FEE                 OTHER EXPENSES      EXPENSES
                                            (AFTER EXPENSE                 (AFTER EXPENSE   (AFTER EXPENSE
             FUNDING OPTIONS:               REIMBURSEMENT)    12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2*...       0.49%          0.25%          0.28%            1.02%(1)
    Templeton International Securities
      Fund -- Class 2*....................       0.67%          0.25%          0.20%            1.12%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio................       0.75%                         0.03%            0.78%(2)
    Diversified Strategic Income
      Portfolio...........................       0.65%                         0.13%            0.78%(2)
    Equity Index Portfolio -- Class II
      Shares*.............................       0.21%          0.25%          0.04%            0.50%(3)
    Fundamental Value Portfolio...........       0.75%                         0.04%            0.79%(2)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*.............................       0.65%          0.25%          0.02%            0.92%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class................       0.25%                         0.40%            0.65%(4)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth
      Fund -- Class IB Shares*............       0.76%          0.25%          0.18%            1.19%
    Putnam VT Small Cap Value Fund --
      Class IB Shares*....................       0.80%          0.25%          0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*.............................       0.70%          0.25%          0.30%            1.25%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................       0.58%                         0.42%            1.00%(6)
    Investors Fund........................       0.70%                         0.21%            0.91%
    Small Cap Growth Fund.................       0.00%                         1.50%            1.50%(6)
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio...........................       0.75%                         0.20%            0.95%(7)
    Smith Barney Premier Selection All Cap
      Growth Portfolio....................       0.75%                         0.20%            0.95%(7)
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock
      Portfolio+..........................       0.86%                         0.14%            1.00%(8)
    Equity Income Portfolio...............       0.75%                         0.07%            0.82%(9)
    Large Cap Portfolio...................       0.75%                         0.07%            0.82%(9)
    MFS Emerging Growth Portfolio.........       0.81%                         0.05%            0.86%
    MFS Research Portfolio................       0.86%                         0.06%            0.92%
    Strategic Stock Portfolio+............       0.66%                         0.24%            0.90%(8)
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio....       0.80%                         0.03%            0.83%(10)
    Alliance Growth Portfolio.............       0.80%                         0.01%            0.81%(10)
    MFS Total Return Portfolio............       0.80%                         0.04%            0.84%(10)
    Smith Barney Aggressive Growth
      Portfolio...........................       0.80%                         0.19%            0.99%(10)
    Smith Barney High Income Portfolio....       0.60%                         0.06%            0.66%(10)
    Smith Barney International All Cap
      Growth Portfolio....................       0.90%                         0.08%            0.98%(10)
    Smith Barney Large Cap Value
      Portfolio...........................       0.65%                         0.01%            0.66%(10)
    Smith Barney Large Capitalization
      Growth Portfolio....................       0.75%                         0.02%            0.77%(10)
    Smith Barney Mid Cap Core Portfolio...       0.75%                         0.20%            0.95%(10)
    Smith Barney Money Market Portfolio...       0.50%                         0.03%            0.53%(10)
    Travelers Managed Income Portfolio....       0.65%                         0.04%            0.69%(10)
    Van Kampen Enterprise Portfolio.......       0.70%                         0.03%            0.73%(10)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio.............       0.70%                         0.05%            0.75%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio.............       0.75%                         0.15%            0.90%(11)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class*..............................       0.57%          0.10%          0.09%            0.76%(12)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service providers).

+ No longer available to new contract owners.

 (1)The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (2)The Management Fee includes 0.20% for fund administration.

 (3)The Management Fee includes 0.06% for fund administration.

 (4)"Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO -- ADMINISTRATIVE CLASS. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND
    PORTFOLIO -- ADMINISTRATIVE CLASS. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (5)The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (6)The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

 (7)The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO, the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

 (8)Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

 (9)TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(10)Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(11)The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(12)Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS would have been 0.74%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 5%. The examples also assume that the $40 annual contract administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE*: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option selected:

---------------------------------------------------------------------------------------------------------------------------------
                                                     IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                           END OF PERIOD SHOWN:                            SHOWN:
                                                   -------------------------------------   --------------------------------------
                 FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..........................    101      157       201        279        25        77       131        279
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B..........    106      170       224        324        29        90       154        324
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2................    102      160       206        290        26        80       136        290
    Growth Fund -- Class 2.......................     99      150       190        258        23        70       120        258
    Growth-Income Fund -- Class 2................     99      149       189        255        22        69       119        255
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2...........    103      162       210        297        27        82       140        297
    Templeton International Securities Fund --
      Class 2....................................    104      165       215        307        28        85       145        307
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.......................    100      155       198        273        24        75       128        273
    Diversified Strategic Income Portfolio.......    100      155       198        273        24        75       128        273
    Equity Index Portfolio -- Class II Shares....     98      146       184        245        21        66       114        245
    Fundamental Value Portfolio..................    101      155       198        274        24        75       128        274
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares.....................................    102      159       205        287        26        79       135        287
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio -- Administrative
      Class......................................     99      151       191        260        23        71       121        260
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares..................................    105      167       218        313        28        87       148        313
    Putnam VT Small Cap Value Fund -- Class IB
      Shares.....................................    106      172       226        328        30        92       156        328
    Putnam VT Voyager II Fund -- Class IB
      Shares.....................................    105      169       221        319        29        89       151        319
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.................................    103      161       209        295        26        81       139        295
    Investors Fund...............................    102      159       204        286        26        79       134        286
    Small Cap Growth Fund........................    108      176       233        342        31        96       163        342
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio........    102      160       206        290        26        80       136        290
    Smith Barney Premier Selection All Cap Growth
      Portfolio..................................    102      160       206        290        26        80       136        290
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.......    103      161       209        295        26        81       139        295
    Equity Income Portfolio......................    101      156       200        277        25        76       130        277
    Large Cap Portfolio..........................    101      156       200        277        25        76       130        277
    MFS Emerging Growth Portfolio................    101      157       202        281        25        77       132        281
    MFS Research Portfolio.......................    102      159       205        287        26        79       135        287
    Strategic Stock Portfolio+...................    102      158       204        285        25        78       134        285
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...........    101      156       200        278        25        76       130        278
    Alliance Growth Portfolio....................    101      156       199        276        25        76       129        276
    MFS Total Return Portfolio...................    101      157       201        279        25        77       131        279
    Smith Barney Aggressive Growth Portfolio.....    103      161       208        294        26        81       138        294
    Smith Barney High Income Portfolio...........     99      151       192        261        23        71       122        261
    Smith Barney International All Cap Growth
      Portfolio..................................    102      161       208        293        26        81       138        293
    Smith Barney Large Cap Value Portfolio.......     99      151       192        261        23        71       122        261
    Smith Barney Large Capitalization Growth
      Portfolio..................................    100      154       197        272        24        74       127        272
    Smith Barney Mid Cap Core Portfolio..........    102      160       206        290        26        80       136        290
    Smith Barney Money Market Portfolio..........     98      147       185        248        22        67       115        248
    Travelers Managed Income Portfolio...........    100      152       193        264        23        72       123        264
    Van Kampen Enterprise Portfolio..............    100      153       195        268        24        73       125        268
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio....................    100      154       196        270        24        74       126        270
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio..................................    102      158       204        285        25        78       134        285
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class.....    100      154       197        271        24        74       127        271

+ No longer available to new contract owners.

EXAMPLE*: STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                  IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                                -------------------------------------   --------------------------------------
                FUNDING OPTION                  1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.......................     99      150       191        259        23        70       121        259
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.......    104      164       214        305        27        84       144        305
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2.............    100      154       196        270        24        74       126        270
    Growth Fund -- Class 2....................     97      144       180        237        21        64       110        237
    Growth-Income Fund -- Class 2.............     97      143       179        234        20        63       109        234
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2........    101      156       200        277        25        76       130        277
    Templeton International Securities Fund --
      Class 2.................................    102      159       205        287        26        79       135        287
GREENWICH STREET SERIES FUND
    Appreciation Portfolio....................     98      149       188        253        22        69       118        253
    Diversified Strategic Income Portfolio....     98      149       188        253        22        69       118        253
    Equity Index Portfolio -- Class II
      Shares..................................     96      140       173        224        19        60       103        224
    Fundamental Value Portfolio...............     99      149       188        254        22        69       118        254
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares..................................    100      153       195        267        24        73       125        267
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class....................     97      145       181        239        21        65       111        239
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares.........................    103      161       208        294        26        81       138        294
    Putnam VT Small Cap Value Fund -- Class IB
      Shares..................................    104      166       216        309        28        86       146        309
    Putnam VT Voyager II Fund -- Class IB
      Shares..................................    103      163       211        300        27        83       141        300
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..............................    101      155       199        275        24        75       129        275
    Investors Fund............................    100      153       194        266        24        73       124        266
    Small Cap Growth Fund.....................    106      170       224        324        29        90       154        324
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio.....    100      154       196        270        24        74       126        270
    Smith Barney Premier Selection All Cap
      Growth Portfolio........................    100      154       196        270        24        74       126        270
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+....    101      155       199        275        24        75       129        275
    Equity Income Portfolio...................     99      150       190        257        23        70       120        257
    Large Cap Portfolio.......................     99      150       190        257        23        70       120        257
    MFS Emerging Growth Portfolio.............     99      151       192        261        23        71       122        261
    MFS Research Portfolio....................    100      153       195        267        24        73       125        267
    Strategic Stock Portfolio+................    100      152       194        265        23        72       124        265
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio........     99      150       190        258        23        70       120        258
    Alliance Growth Portfolio.................     99      150       189        256        23        70       119        256
    MFS Total Return Portfolio................     99      150       191        259        23        70       121        259
    Smith Barney Aggressive Growth
      Portfolio...............................    101      155       198        274        24        75       128        274
    Smith Barney High Income Portfolio........     97      145       182        241        21        65       112        241
    Smith Barney International All Cap Growth
      Portfolio...............................    100      155       198        273        24        75       128        273
    Smith Barney Large Cap Value Portfolio....     97      145       182        241        21        65       112        241
    Smith Barney Large Capitalization Growth
      Portfolio...............................     98      148       187        252        22        68       117        252
    Smith Barney Mid Cap Core Portfolio.......    100      154       196        270        24        74       126        270
    Smith Barney Money Market Portfolio.......     96      141       175        227        20        61       105        227
    Travelers Managed Income Portfolio........     98      146       183        244        21        66       113        244
    Van Kampen Enterprise Portfolio...........     98      147       185        248        22        67       115        248
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio.................     98      148       186        250        22        68       116        250
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio.................    100      152       194        265        23        72       124        265
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class...................................     98      148       187        251        22        68       117        251

+ No longer available to new contract owners.

EXAMPLE*: ENHANCED DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the E.S.P. option selected:

--------------------------------------------------------------------------------------------------------------------------------
                                                    IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                          END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                                  -------------------------------------   --------------------------------------
                 FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.........................    103      162       211        299        27        82       141        299
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.........    108      176       233        342        31        96       163        342
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2...............    104      166       216        309        28        86       146        309
    Growth Fund -- Class 2......................    101      156       200        278        25        76       130        278
    Growth-Income Fund -- Class 2...............    101      155       199        275        24        75       129        275
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2..........    105      168       220        316        29        88       150        316
    Templeton International Securities Fund --
      Class 2...................................    106      171       225        326        30        91       155        326
GREENWICH STREET SERIES FUND
    Appreciation Portfolio......................    102      161       208        293        26        81       138        293
    Diversified Strategic Income Portfolio......    102      161       208        293        26        81       138        293
    Equity Index Portfolio -- Class II Shares...    100      152       194        265        23        72       124        265
    Fundamental Value Portfolio.................    103      161       208        294        26        81       138        294
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares....................................    104      165       215        307        28        85       145        307
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class.........    101      157       201        280        25        77       131        280
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares.................................    107      173       228        332        30        93       158        332
    Putnam VT Small Cap Value Fund -- Class IB
      Shares....................................    108      178       236        347        32        98       166        347
    Putnam VT Voyager II Fund -- Class IB
      Shares....................................    107      175       231        338        31        95       161        338
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund................................    105      167       219        314        28        87       149        314
    Investors Fund..............................    104      165       214        306        28        85       144        306
    Small Cap Growth Fund.......................    110      182       243        361        33       102       173        361
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio.......    104      166       216        309        28        86       146        309
    Smith Barney Premier Selection All Cap
      Growth Portfolio..........................    104      166       216        309        28        86       146        309
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+......    105      167       219        314        28        87       149        314
    Equity Income Portfolio.....................    103      162       210        297        27        82       140        297
    Large Cap Portfolio.........................    103      162       210        297        27        82       140        297
    MFS Emerging Growth Portfolio...............    103      163       212        301        27        83       142        301
    MFS Research Portfolio......................    104      165       215        307        28        85       145        307
    Strategic Stock Portfolio+..................    104      164       214        305        27        84       144        305
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio..........    103      162       210        298        27        82       140        298
    Alliance Growth Portfolio...................    103      162       209        296        27        82       139        296
    MFS Total Return Portfolio..................    103      162       211        299        27        82       141        299
    Smith Barney Aggressive Growth Portfolio....    105      167       218        313        28        87       148        313
    Smith Barney High Income Portfolio..........    101      157       202        281        25        77       132        281
    Smith Barney International All Cap Growth
      Portfolio.................................    104      167       218        312        28        87       148        312
    Smith Barney Large Cap Value Portfolio......    101      157       202        281        25        77       132        281
    Smith Barney Large Capitalization Growth
      Portfolio.................................    102      160       207        292        26        80       137        292
    Smith Barney Mid Cap Core Portfolio.........    104      166       216        309        28        86       146        309
    Smith Barney Money Market Portfolio.........    100      153       195        268        24        73       125        268
    Travelers Managed Income Portfolio..........    102      158       203        284        25        78       133        284
    Van Kampen Enterprise Portfolio.............    102      159       205        288        26        79       135        288
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio...................    102      160       206        290        26        80       136        290
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio.................................    104      164       214        305        27        84       144        305
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class....    102      160       207        291        26        80       137        291

+ No longer available to new contract owners.

EXAMPLE*: ENHANCED DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the E.S.P. option selected:

--------------------------------------------------------------------------------------------------------------------------------
                                                    IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                          END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                                  -------------------------------------   --------------------------------------
                 FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.........................    101      157       201        279        25        77       131        279
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.........    106      170       224        324        29        90       154        324
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2...............    102      160       206        290        26        80       136        290
    Growth Fund -- Class 2......................     99      150       190        258        23        70       120        258
    Growth-Income Fund -- Class 2...............     99      149       189        255        22        69       119        255
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2..........    103      162       210        297        27        82       140        297
    Templeton International Securities Fund --
      Class 2...................................    104      165       215        307        28        85       145        307
GREENWICH STREET SERIES FUND
    Appreciation Portfolio......................    100      155       198        273        24        75       128        273
    Diversified Strategic Income Portfolio......    100      155       198        273        24        75       128        273
    Equity Index Portfolio -- Class II Shares...     98      146       184        245        21        66       114        245
    Fundamental Value Portfolio.................    101      155       198        274        24        75       128        274
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares....................................    102      159       205        287        26        79       135        287
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class.........     99      151       191        260        23        71       121        260
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      Shares IB.................................    105      167       218        313        28        87       148        313
    Putnam VT Small Cap Value Fund -- Class IB
      Shares....................................    106      172       226        328        30        92       156        328
    Putnam VT Voyager II Fund -- Class IB
      Shares....................................    105      169       221        319        29        89       151        319
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund................................    103      161       209        295        26        81       139        295
    Investors Fund..............................    102      159       204        286        26        79       134        286
    Small Cap Growth Fund.......................    108      176       233        342        31        96       163        342
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio.......    102      160       206        290        26        80       136        290
    Smith Barney Premier Selection All Cap
      Growth Portfolio..........................    102      160       206        290        26        80       136        290
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+......    103      161       209        295        26        81       139        295
    Equity Income Portfolio.....................    101      156       200        277        25        76       130        277
    Large Cap Portfolio.........................    101      156       200        277        25        76       130        277
    MFS Emerging Growth Portfolio...............    101      157       202        281        25        77       132        281
    MFS Research Portfolio......................    102      159       205        287        26        79       135        287
    Strategic Stock Portfolio+..................    102      158       204        285        25        78       134        285
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio..........    101      156       200        278        25        76       130        278
    Alliance Growth Portfolio...................    101      156       199        276        25        76       129        276
    MFS Total Return Portfolio..................    101      157       201        279        25        77       131        279
    Smith Barney Aggressive Growth Portfolio....    103      161       208        294        26        81       138        294
    Smith Barney High Income Portfolio..........     99      151       192        261        23        71       122        261
    Smith Barney International All Cap Growth
      Portfolio.................................    102      161       208        293        26        81       138        293
    Smith Barney Large Cap Value Portfolio......     99      151       192        261        23        71       122        261
    Smith Barney Large Capitalization Growth
      Portfolio.................................    100      154       197        272        24        74       127        272
    Smith Barney Mid Cap Core Portfolio.........    102      160       206        290        26        80       136        290
    Smith Barney Money Market Portfolio.........     98      147       185        248        22        67       115        248
    Travelers Managed Income Portfolio..........    100      152       193        264        23        72       123        264
    Van Kampen Enterprise Portfolio.............    100      153       195        268        24        73       125        268
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio...................    100      154       196        270        24        74       126        270
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio.................................    102      158       204        285        25        78       134        285
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class....    100      154       197        271        24        74       127        271

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Vintage XTRA Annuity is a contract between the contract owner("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the contract owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

We will apply the purchase payment credit to the funding options in the same ratio as the applicable purchase payment.

We will deduct the purchase payment credit from any refunds we make if:

     (a) you return your contract during the Right to Return period (we will include any gains on the credit in the refund);

     (b) you (or the annuitant, with no contingent annuitant surviving) die during the first 12 months after we apply the credit; or

     (c) you surrender or terminate your Contract within 12 months after we apply the credit.

When we determine the amount of purchase payment credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

FOR NEW YORK CONTRACTS ONLY

We will deduct the purchase payment credit from any refunds made if:

     (a) the contract is returned during the Right to Return Period (any gains on the purchase payment credit will be included in the refund), or

     (b) the contract is surrendered or terminated within 12 months after the purchase payment credit is applied, subject to any withdrawal charge applicable to amounts in the Fixed Account plus any purchase payment credit deduction on withdrawals from the Fixed Account not to exceed 10% of the Contract Value of the Fixed Account.

There is no waiver of withdrawal charge for nursing home confinement.

The Maximum Maturity Age is no later than when the Annuitant attains age 90 and the Maturity Date must be no less than 13 months after the Contract Date.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS, INC.
    AIM V.I. Value Fund      Seeks to achieve long-term growth of capital by           AIM Advisers, Inc.
                             investing primarily in equity securities of undervalued
                             companies. Income is a secondary objective.
ALLIANCE VARIABLE PRODUCT
SERIES FUND
    Premier Growth           Seeks long-term growth of capital by investing primarily  Alliance Capital
    Portfolio -- Class B     in equity securities of a limited number of large,        Management
                             carefully selected, high quality U.S. companies that are
                             judged likely to achieve superior earning momentum.
AMERICAN VARIABLE INSURANCE
SERIES
    Global Growth Fund --    Seeks capital appreciation by investing primarily in      Capital Research and
    Class 2                  common stocks of companies located around the world.      Management Company
    Growth Fund -- Class 2   Seeks capital appreciation by investing primarily in      Capital Research and
                             common stocks of companies that appear to offer superior  Management Company opportunities for growth and capital.
    Growth-Income            Seeks capital appreciation and income by investing        Capital Research and
    Fund -- Class 2          primarily in common stocks or other securities which      Management Company
                             demonstrate the potential for appreciation and/or
                             dividends.
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
    Franklin Small Cap       Seeks long-term capital growth. The Fund seeks to         Franklin Advisers, Inc.
    Fund -- Class 2          accomplish its objective by investing primarily
                             (normally at least 65% of its assets) in equity
                             securities of smaller capitalization growth companies.
    Templeton International  Seeks long-term capital growth through a flexible policy  Templeton Investment
    Securities Fund --       of investing in stocks and debt obligations of companies  Counsel, Inc.
    Class 2                  and governments outside the United States. Any income
                             realized will be incidental.
GREENWICH STREET SERIES
FUND
    Appreciation Portfolio   Seeks long term appreciation of capital by investing      Smith Barney Fund
                             primarily in equity securities.                           Management LLC ("SBFM")
    Diversified Strategic    Seeks high current income by investing primarily in the   SBFM
    Income Portfolio         following fixed income securities: U.S. Gov't and         Subadviser: Smith Barney
                             mortgage-related securities, foreign gov't bonds and      Global Capital Management,
                             corporate bonds rated below investment grade.             Inc.
    Equity Index             Seeks to replicate, before deduction of expenses, the     Travelers Investment
    Portfolio -- Class II    total return performance of the S&P 500 Index.            Management Co. ("TIMCO")
    Shares
    Fundamental Value        Seeks long-term capital growth with current income as a   SBFM
    Portfolio                secondary objective.

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
    Aggressive Growth        Seeks long-term capital growth by investing primarily in  Janus Capital
    Portfolio -- Service     common stocks selected for their growth potential,
    Shares                   normally investing at least 50% in the equity assets of
                             medium-sized companies.
PIMCO VARIABLE INSURANCE
TRUST
    Total Return Bond        Seeks maximum total return, consistent with preservation  Pacific Investment
    Portfolio --             of capital and prudent investment management, by          Management Company
    Administrative Class     investing primarily in investment-grade debt securities.
PUTNAM VARIABLE TRUST
    Putnam VT International  Seeks capital appreciation by investing mostly in common  Putnam Management
    Growth Fund -- Class IB  stocks of companies outside the United States.            ("Putnam")
    Shares
    Putnam VT Small Cap      Seeks capital appreciation by investing mainly in common  Putnam
    Value Fund -- Class IB   stocks of U.S. companies with a focus on value stocks.
    Shares
    Putnam VT Voyager II     Seeks capital appreciation by investing mainly in common  Putnam
    Fund -- Class IB Shares  stocks of U.S. companies with a focus on growth stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund             Seeks capital appreciation, primarily through             Salomon Brothers Asset
                             investments in common stocks which are believed to have   Management ("SBAM")
                             above-average price appreciation potential and which may
                             involve above average risk.
    Investors Fund           Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.
    Small Cap Growth Fund    Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.
SMITH BARNEY INVESTMENT
SERIES
    Large Cap Core           Seeks capital appreciation by investing primarily in      SBFM
    Portfolio                U.S. common stocks and other equity securities,
                             typically of established companies with large market
                             capitalization.
    Premier Selection All    Seeks long-term growth of capital using a multi-manager   SBFM
    Cap Growth Portfolio     approach investing in small, medium, and large sized
                             companies.
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap    Seeks long-term capital appreciation by investing         TAMIC
    Stock Portfolio+         primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
    Equity Income Portfolio  Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research Co
                             securities, including bonds. The Portfolio seeks to       ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
    Large Cap Portfolio      Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.
    MFS Emerging Growth      Seeks to provide long-term growth of capital. Dividend    TAMIC
    Portfolio                and interest income from portfolio securities, if any,    Subadviser: Massachusetts
                             is incidental to the MFS Portfolio's investment           Financial Services ("MFS")
                             objective.

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
    MFS Research Portfolio   Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
    Strategic Stock          Seeks to provide an above average total return through a  TAMIC
    Portfolio+               combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
TRAVELERS SERIES FUND INC.
    AIM Capital              Seeks capital appreciation by investing principally in    Travelers Investment
    Appreciation Portfolio   common stock, with emphasis on medium-sized and smaller   Adviser ("TIA")
                             emerging growth companies.                                Subadviser: AIM Capital
                                                                                       Management Inc.
    Alliance Growth          Seeks long-term growth of capital. Current income is      Travelers Investment
    Portfolio                only an incidental consideration. The Portfolio invests   Adviser ("TIA")
                             predominantly in equity securities of companies with a    Subadviser: Alliance
                             favorable outlook for earnings and whose rate of growth   Capital Management L.P.
                             is expected to exceed that of the U.S. economy over
                             time.
    MFS Total Return         (a balanced portfolio) Seeks to obtain above-average      TIA
    Portfolio                income (compared to a portfolio entirely invested in      Subadviser: MFS
                             equity securities) consistent with the prudent
                             employment of capital. Generally, at least 40% of the
                             Portfolio's assets are invested in equity securities.
    Smith Barney Aggressive  Seeks capital appreciation by investing primarily in      SBFM
    Growth Portfolio         common stocks of companies that are experiencing, or
                             have the potential to experience, growth of earnings, or
                             that exceed the average earnings growth rate of
                             companies whose securities are included in the S&P 500.
    Smith Barney High        Seeks high current income. Capital appreciation is a      SBFM
    Income Portfolio         secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
    Smith Barney             Seeks total return on assets from growth of capital and   SBFM
    International All Cap    income by investing at least 65% of its assets in a
    Growth Portfolio         diversified portfolio of equity securities of
                             established non-U.S. issuers.
    Smith Barney Large Cap   Seeks current income and long-term growth of income and   SBFM
    Value Portfolio          capital by investing primarily, but not exclusively, in
                             common stocks.
    Smith Barney Large       Seeks long-term growth of capital by investing in equity  SBFM
    Capitalization Growth    securities of companies with large market
    Portfolio                capitalizations.
    Smith Barney Mid Cap     Seeks long-term growth of capital by investing primarily  SBFM
    Core Portfolio           in equity securities of medium-sized companies with
                             market capitalizations between $1 billion and $5 billion
                             at the time of investment.
    Smith Barney Money       Seeks maximum current income and preservation of          SBFM
    Market Portfolio         capital.
    Travelers Managed        Seeks high current income consistent with prudent risk    TIA
    Income Portfolio         of capital through investments in corporate debt          Subadviser: TAMIC
                             obligations, preferred stocks, and obligations issued or
                             guaranteed by the U.S. Government or its agencies or
                             instrumentalities.
    Van Kampen Enterprise    Seeks capital appreciation through investment in          SBFM
    Portfolio                securities believed to have above-average potential for   Subadviser: Van Kampen
                             capital appreciation. Any income received on such         Asset Management Inc.
                             securities is incidental to the objective of capital
                             appreciation.
VAN KAMPEN LIFE INVESTMENT
  TRUST
    Emerging Growth          Seeks capital appreciation by investing primarily in      Van Kampen Asset
    Portfolio                common stocks of companies considered to be emerging      Management Inc.
                             growth companies.

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap   Seeks long-term capital growth by investing in equity     Citi Fund Management, Inc.
    Growth Opportunities     securities of U.S. companies with market capitalizations
    Fund                     below the top 1,000 stocks of the equity market. Under
                             normal circumstances, at least 65% of the fund's total
                             assets will be invested in such companies. Dividend
                             income, if any, is incidental to this investment
                             objective.
VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R)            Seeks long-term capital appreciation by investing         FMR
    Portfolio --             primarily in common stocks of companies whose value the
    Service Class            adviser believes is not fully recognized by the public.

+ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio are closed to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Salomon Smith Barney Representative, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value or the maximum of all step-up values for the Enhanced Death Benefit, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any associated purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any associated purchase payment credits withdrawn as follows:

    YEARS SINCE PURCHASE
        PAYMENT MADE              WITHDRAWAL CHARGE
            0-4                           8%
             5                            7%
             6                            6%
             7                            5%
             8                            3%
             9                            1%
            10+                           0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment and any associated purchase payment credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment and any associated purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments and associated credits are distributed:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - under the Travelers Minimum Distribution Program; or

     - under the Nursing Home Confinement provision (as described in Appendix
       D).

We will not deduct a withdrawal charge from purchase payment credits if you make the withdrawal under the Travelers Minimum Distribution Program.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value less any purchase payment credits we applied within 12 months of the date of the withdrawal. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) election of spousal contract continuance ("death report date").

For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant's death no later than six months from the date of death in to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) and (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

     1) your contract value, less any purchase payment credits we applied within 12 months of the death; or

     2) the total purchase payments you made under the Contract.

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

     1) your contract value, less any purchase payment credits we applied within 12 months of the death;

     2) the total purchase payments; or

     3) the "step-up value" as described below.

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal, less any purchase payment credits applied within 12 months of the death.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P."). (THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.) The Rider Effective Date is the date the Rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as the death report date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO 1) THE MODIFIED PURCHASE PAYMENT(S) IN EFFECT immediately prior to the reduction for the partial surrender, multiplied by 2) the amount of the partial surrender divided by 3) the contract value immediately prior to the partial surrender.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE                                   MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                  UNLESS...                RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 OWNER (WHO IS NOT THE           The beneficiary (ies),     Unless the beneficiary is the   Yes
 ANNUITANT) (WITH NO JOINT       or if none, to the         contract owner's spouse and
 OWNER)                          contract owner's estate.   the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
--------------------------------------------------------------------------------------------------------------
 OWNER (WHO IS THE ANNUITANT)    The beneficiary (ies),     Unless the beneficiary is the   Yes
 (WITH NO JOINT OWNER)           or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
--------------------------------------------------------------------------------------------------------------
 NON-SPOUSAL JOINT OWNER (WHO    The surviving joint                                        Yes
 IS NOT THE ANNUITANT)           owner
--------------------------------------------------------------------------------------------------------------
 NON-SPOUSAL JOINT OWNER (WHO    The beneficiary (ies),     Unless there is a contingent    Yes
 IS THE ANNUITANT)               or if none, to the         annuitant. Then, the
                                 surviving joint owner.     contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner.
--------------------------------------------------------------------------------------------------------------
 SPOUSAL JOINT OWNER (WHO IS     The surviving joint        Unless the spouse elects to     Yes
 NOT THE ANNUITANT)              owner/spouse.              continue the contract.
--------------------------------------------------------------------------------------------------------------
 SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),     Unless the spouse elects to     Yes
 THE ANNUITANT)                  or if none, to the         continue the contract.
                                 surviving joint owner.
                                                            A spouse who is not the
                                                            beneficiary may decline to
                                                            receive the proceeds or to
                                                            continue the contract and may
                                                            instruct the Company to pay
                                                            the beneficiary.
--------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHO IS NOT THE       The beneficiary (ies) or   Unless, the beneficiary is      Yes
 CONTRACT OWNER)                 if none, to the contract   the contract owner's spouse
                                 owner.                     and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHO IS THE CONTRACT  See death of "owner who                                    Yes
 OWNER)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHERE OWNER IS A     The beneficiary (ies)                                      Yes (Death of
 NONNATURAL PERSON/TRUST)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE                                   MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                  UNLESS...                RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 CONTINGENT ANNUITANT (ASSUMING  No death proceeds are                                      N/A
 ANNUITANT IS STILL ALIVE)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 BENEFICIARY                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 CONTINGENT BENEFICIARY          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NONQUALIFIED CONTRACTS ONLY-DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

If your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                            MANDATORY PAYOUT
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE                                      RULES APPLY
       THE DEATH OF THE                PROCEEDS TO:                  UNLESS...                (SEE * ABOVE)
--------------------------------------------------------------------------------------------------------------
 OWNER/ANNUITANT                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 BENEFICIARY                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 CONTINGENT BENEFICIARY          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance , after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS.   The dollar amount of
all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, we reserve the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to us. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. (Fixed Account only). We will make periodic payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) minus any purchase payment credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment minus any purchase payment credits in full; during the remainder of the right to return period, we will refund the contract value (including charges) minus any purchase payment credits.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value (less any purchase payment credits applied within 12 months of termination)less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), we may quote performance information numerically or may present in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the

Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending material legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                  TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                  PERIOD FROM
                                                           YEAR ENDED          OCTOBER 14, 1999
                   PORTFOLIO NAME                       DECEMBER 31, 2000    TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                                       STANDARD   ENHANCED   STANDARD    ENHANCED
ALLIANCE VARIABLE PRODUCT SERIES FUND
  PREMIER GROWTH PORTFOLIO CLASS B (11/99)
  Unit Value at beginning of year....................    1.127      1.127      1.000       1.000
  Unit Value at end of year..........................    0.925      0.923      1.127       1.127
  Number of units outstanding at end of year.........   96,323    286,366     76,688      96,188
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year....................    1.301      1.301      1.000       1.000
  Unit Value at end of year..........................    1.041      1.039      1.301       1.301
  Number of units outstanding at end of year.........    4,990    106,123         --      35,494
  GROWTH FUND -- CLASS 2 (12/99)
  Unit Value at beginning of year....................    1.184      1.183      1.000       1.000
  Unit Value at end of year..........................    1.220      1.217      1.184       1.183
  Number of units outstanding at end of year.........  112,468    279,453         --      32,012
  GROWTH-INCOME FUND CLASS 2 (3/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.098      1.095         --          --
  Number of units outstanding at end of year.........       --    158,718         --          --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    0.965      0.963         --          --
  Number of units outstanding at end of year.........       --     19,259         --          --
  TEMPLETON INTERNATIONAL FUND CLASS 2 (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.068      1.065         --          --
  Number of units outstanding at end of year.........       --     15,014         --          --
GREENWICH STREET SERIES SECURITIES FUND
  APPRECIATION PORTFOLIO (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.025      1.023         --          --
  Number of units outstanding at end of year.........       --     27,890         --          --
  DIVERSIFIED STRATEGIC INCOME PORTFOLIO
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  EQUITY INDEX PORTFOLIO CLASS II
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  TOTAL RETURN PORTFOLIO*
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
JANUS ASPEN SERIES
  AGGRESSIVE GROWTH PORTFOLIO -- SERVICE
  SHARES (5/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    0.674      0.673         --          --
  Number of units outstanding at end of year.........       --     16,276         --          --
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  CAPITAL FUND
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  INVESTORS FUND
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD FROM
                                                           YEAR ENDED          OCTOBER 14, 1999
                   PORTFOLIO NAME                       DECEMBER 31, 2000    TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                                       STANDARD   ENHANCED   STANDARD    ENHANCED
  SMALL CAP GROWTH FUND
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK PORTFOLIO+
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  EQUITY INCOME PORTFOLIO (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.133      1.130         --          --
  Number of units outstanding at end of year.........  197,368     12,212         --          --
  LARGE CAP PORTFOLIO (11/99)
  Unit Value at beginning of year....................    1.126      1.125      1.000       1.000
  Unit Value at end of year..........................    0.949      0.947      1.126       1.125
  Number of units outstanding at end of year.........   72,389      9,529      7,030          --
  MFS EMERGING GROWTH PORTFOLIO (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.128      1.126         --          --
  Number of units outstanding at end of year.........   99,230     52,455         --          --
  MFS RESEARCH PORTFOLIO (8/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.057      1.055         --          --
  Number of units outstanding at end of year.........    8,995     12,368         --          --
  STRATEGIC STOCK PORTFOLIO+
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year....................    1.149      1.149      1.000       1.000
  Unit Value at end of year..........................    0.927      0.925      1.149       1.149
  Number of units outstanding at end of year.........   50,352     40,615     11,645          --
  MFS TOTAL RETURN PORTFOLIO (6/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.153      1.151         --          --
  Number of units outstanding at end of year.........   99,711     62,642         --          --
  SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (12/99)
  Unit Value at beginning of year....................    1.210      1.209      1.000       1.000
  Unit Value at end of year..........................    1.381      1.377      1.210       1.209
  Number of units outstanding at end of year.........  174,362     10,437     66,995          --
  SMITH BARNEY HIGH INCOME PORTFOLIO
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (4/00)*
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    0.924      0.922         --          --
  Number of units outstanding at end of year.........  118,688     95,051         --          --
  SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
    (11/99)
  Unit Value at beginning of year....................    1.090      1.090      1.000       1.000
  Unit Value at end of year..........................    1.000      0.998      1.090       1.090
  Number of units outstanding at end of year.........   28,368     48,107     11,616          --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO (11/99)
  Unit Value at beginning of year....................    0.998      0.998      1.000       1.000
  Unit Value at end of year..........................    1.114      1.111      0.998       0.998
  Number of units outstanding at end of year.........       --     71,969         --      46,952

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD FROM
                                                           YEAR ENDED          OCTOBER 14, 1999
                   PORTFOLIO NAME                       DECEMBER 31, 2000    TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                                       STANDARD   ENHANCED   STANDARD    ENHANCED
  SMITH BARNEY MID CAP PORTFOLIO (11/99)
  Unit Value at beginning of year....................    1.166      1.165      1.000       1.000
  Unit Value at end of year..........................    1.355      1.352      1.166       1.165
  Number of units outstanding at end of year.........    8,807     53,126      4,746      36,659
  SMITH BARNEY MONEY MARKET PORTFOLIO (7/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.052      1.049         --          --
  Number of units outstanding at end of year.........               9,253         --          --
  TRAVELERS MANAGED INCOME PORTFOLIO
  Unit Value at beginning of year....................       --         --         --          --
  Unit Value at end of year..........................       --         --         --          --
  Number of units outstanding at end of year.........       --         --         --          --
  VAN KAMPEN ENTERPRISE PORTFOLIO (8/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    0.970      0.967         --          --
  Number of units outstanding at end of year.........       --      5,038         --          --
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO (4/00)
  Unit Value at beginning of year....................    1.000      1.000         --          --
  Unit Value at end of year..........................    1.234      1.231         --          --
  Number of units outstanding at end of year.........    6,477     70,059         --          --
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE CLASS (12/99)
  Unit Value at beginning of year....................    1.138      1.138      1.000       1.000
  Unit Value at end of year..........................    1.047      1.045      1.138       1.138
  Number of units outstanding at end of year.........   64,462      2,548     64,462          --

* Fund's name has changed -- refer to prospectus for new name.
+ No longer available to new contract owners.
The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.
Any funds not listed above were not yet available as of December 31, 2000.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                  TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                  YEAR ENDED          PERIOD FROM OCTOBER 14, 1999
             PORTFOLIO NAME                   DECEMBER 31, 2000           TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                             STANDARD      ENHANCED     STANDARD         ENHANCED
ALLIANCE VARIABLE PRODUCT SERIES FUND
  PREMIER GROWTH PORTFOLIO CLASS B
    (11/99)
  Unit Value at beginning of year........       1.127         1.127        1.000            1.000
  Unit Value at end of year..............       0.925         0.923        1.127            1.127
  Number of units outstanding at end of
    year.................................  26,711,914   285,034,508    2,118,594        5,273,207
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year........       1.301         1.301        1.000            1.000
  Unit Value at end of year..............       1.041         1.039        1.301            1.301
  Number of units outstanding at end of
    year.................................   9,193,213    17,191,023      496,228        1,335,904
  GROWTH FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year........       1.184         1.183        1.000            1.000
  Unit Value at end of year..............       1.220         1.217        1.184            1.183
  Number of units outstanding at end of
    year.................................  17,763,993    27,954,276      790,492        4,513,981
  GROWTH-INCOME FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year........       1.031         1.031        1.000            1.000
  Unit Value at end of year..............       1.098         1.095        1.031            1.031
  Number of units outstanding at end of
    year.................................  10,615,411    18,696,964    1,022,054        2,847,709
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  FRANKLIN SMALL CAP INVESTMENTS FUND
    CLASS 2 (11/99)
  Unit Value at beginning of year........       1.173         1.172        1.000            1.000
  Unit Value at end of year..............       0.965         0.963        1.173            1.172
  Number of units outstanding at end of
    year.................................   4,678,792     7,481,600      719,638        1,075,985
  TEMPLETON INTERNATIONAL FUND CLASS 2
    (11/99)
  Unit Value at beginning of year........       1.109         1.109        1.000            1.000
  Unit Value at end of year..............       1.068         1.065        1.109            1.109
  Number of units outstanding at end of
    year.................................   5,495,504     4,608,384      445,419          940,873
GREENWICH STREET SERIES SECURITIES FUND
  APPRECIATION PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.044         1.043        1.000            1.000
  Unit Value at end of year..............       1.025         1.023        1.044            1.043
  Number of units outstanding at end of
    year.................................   3,282,703     4,390,631      407,917        1,032,853
  DIVERSIFIED STRATEGIC INCOME PORTFOLIO
    (11/99)
  Unit Value at beginning of year........       0.999         0.999        1.000            1.000
  Unit Value at end of year..............       1.013         1.010        0.999            0.999
  Number of units outstanding at end of
    year.................................   4,456,819     2,959,211      156,084          315,232
  EQUITY INDEX PORTFOLIO CLASS II (11/99)
  Unit Value at beginning of year........       1.063         1.063        1.000            1.000
  Unit Value at end of year..............       0.951         0.949        1.063            1.063
  Number of units outstanding at end of
    year.................................   9,919,249     4,565,965      638,959        1,331,138
  TOTAL RETURN PORTFOLIO (11/99)*
  Unit Value at beginning of year........       1.048         1.048        1.000            1.000
  Unit Value at end of year..............       1.245         1.243        1.048            1.048
  Number of units outstanding at end of
    year.................................   2,061,001     2,753,940       29,295          193,248
JANUS ASPEN SERIES
  AGGRESSIVE GROWTH PORTFOLIO -- SERVICE
    SHARES (5/00)
  Unit Value at beginning of year........       1.000         1.000           --               --
  Unit Value at end of year..............       0.674         0.673           --               --
  Number of units outstanding at end of
    year.................................   6,961,748     9,173,879           --               --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED          PERIOD FROM OCTOBER 14, 1999
             PORTFOLIO NAME                   DECEMBER 31, 2000           TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                             STANDARD      ENHANCED     STANDARD         ENHANCED
SALOMON BROTHERS VARIABLE SERIES FUND,
  INC.
  CAPITAL FUND (11/99)
  Unit Value at beginning of year........       1.032         1.032        1.000            1.000
  Unit Value at end of year..............       1.204         1.201        1.032            1.032
  Number of units outstanding at end of
    year.................................   2,476,774     3,343,973       42,351          144,350
  INVESTORS FUND (11/99)
  Unit Value at beginning of year........       1.014         1.014        1.000            1.000
  Unit Value at end of year..............       1.152         1.150        1.014            1.014
  Number of units outstanding at end of
    year.................................   2,942,606     1,547,583       69,063          323,132
  SMALL CAP GROWTH FUND (11/99)
  Unit Value at beginning of year........       1.213         1.213        1.000            1.000
  Unit Value at end of year..............       1.397         1.394        1.213            1.213
  Number of units outstanding at end of
    year.................................   1,826,311     1,757,555       56,346          334,378
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK PORTFOLIO
    (11/99)+
  Unit Value at beginning of year........       1.082         1.082        1.000            1.000
  Unit Value at end of year..............       1.089         1.087        1.082            1.082
  Number of units outstanding at end of
    year.................................   1,204,006       592,533       36,483           64,294
  EQUITY INCOME PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.052         1.052        1.000            1.000
  Unit Value at end of year..............       1.133         1.130        1.052            1.052
  Number of units outstanding at end of
    year.................................   4,977,279     3,655,356      174,100          581,591
  LARGE CAP PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.126         1.125        1.000            1.000
  Unit Value at end of year..............       0.949         0.947        1.126            1.125
  Number of units outstanding at end of
    year.................................   6,001,335     4,871,712      500,514          715,311
  MFS EMERGING GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.433         1.432        1.000            1.000
  Unit Value at end of year..............       1.128         1.126        1.433            1.432
  Number of units outstanding at end of
    year.................................  10,965,615    11,797,938      936,269        1,856,574
  MFS RESEARCH PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.135         1.135        1.000            1.000
  Unit Value at end of year..............       1.057         1.055        1.135            1.135
  Number of units outstanding at end of
    year.................................   3,766,401     5,293,596      307,732          648,369
  STRATEGIC STOCK PORTFOLIO (11/99)+
  Unit Value at beginning of year........       0.993         0.992        1.000            1.000
  Unit Value at end of year..............       1.079         1.077        0.993            .0992
  Number of units outstanding at end of
    year.................................     205,384        77,227       35,199            1,165
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.149         1.149        1.000            1.000
  Unit Value at end of year..............       0.927         0.925        1.149            1.149
  Number of units outstanding at end of
    year.................................  15,438,160    15,213,070    1,333,895        2,482,793
  MFS TOTAL RETURN PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.003         1.002        1.000            1.000
  Unit Value at end of year..............       1.153         1.151        1.003            1.002
  Number of units outstanding at end of
    year.................................   5,181,152     6,755,149      229,693          421,734

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED          PERIOD FROM OCTOBER 14, 1999
             PORTFOLIO NAME                   DECEMBER 31, 2000           TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                             STANDARD      ENHANCED     STANDARD         ENHANCED
  SMITH BARNEY AGGRESSIVE GROWTH
    PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.210         1.209        1.000            1.000
  Unit Value at end of year..............       1.381         1.377        1.210            1.209
  Number of units outstanding at end of
    year.................................  13,025,930    15,970,239    1,210,115        1,899,455
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (11/99)
  Unit Value at beginning of year........       1.015         1.015        1.000            1.000
  Unit Value at end of year..............       0.920         0.918        1.015            1.015
  Number of units outstanding at end of
    year.................................   3,364,568     2,271,887      222,226          431,806
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (11/99)*
  Unit Value at beginning of year........       1.230         1.229        1.000            1.000
  Unit Value at end of year..............       0.924         0.922        1.230            1.229
  Number of units outstanding at end of
    year.................................   6,638,564     6,991,811      945,011          456,157
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.090         1.090        1.000            1.000
  Unit Value at end of year..............       1.000         0.998        1.090            1.090
  Number of units outstanding at end of
    year.................................  17,218,164    15,577,436    2,526,512        2,543,458
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO
    (11/99)
  Unit Value at beginning of year........       0.998         0.998        1.000            1.000
  Unit Value at end of year..............       1.114         1.111        0.998            0.998
  Number of units outstanding at end of
    year.................................   5,501,375     6,078,392    1,119,883          676,689
  SMITH BARNEY MID CAP PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.166         1.165        1.000            1.000
  Unit Value at end of year..............       1.355         1.352        1.166            1.165
  Number of units outstanding at end of
    year.................................   4,114,813     5,564,634      501,324          583,087
  SMITH BARNEY MONEY MARKET PORTFOLIO
    (11/99)
  Unit Value at beginning of year........       1.006         1.005        1.000            1.000
  Unit Value at end of year..............       1.052         1.049        1.006            1.005
  Number of units outstanding at end of
    year.................................  16,551,256     9,983,343    2,574,330        4,261,461
  TRAVELERS MANAGED INCOME PORTFOLIO
    (11/99)
  Unit Value at beginning of year........       0.997         0.997        1.000            1.000
  Unit Value at end of year..............       1.061         1.058        0.997            0.997
  Number of units outstanding at end of
    year.................................   2,191,946     1,590,702      194,554          346,462
  VAN KAMPEN ENTERPRISE PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.152         1.152        1.000            1.000
  Unit Value at end of year..............       0.970         0.967        1.152            1.152
  Number of units outstanding at end of
    year.................................   4,201,961     4,320,275      614,555          436,721
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year........       1.393         1.392        1.000            1.000
  Unit Value at end of year..............       1.234         1.231        1.393            1.392
  Number of units outstanding at end of
    year.................................  13,192,232    20,721,308    1,613,716        4,621,812

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED          PERIOD FROM OCTOBER 14, 1999
             PORTFOLIO NAME                   DECEMBER 31, 2000           TO DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------
                                             STANDARD      ENHANCED     STANDARD         ENHANCED
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE CLASS
    (11/99)
  Unit Value at beginning of year........       1.138         1.138        1.000            1.000
  Unit Value at end of year..............       1.047         1.045        1.138            1.138
  Number of units outstanding at end of
    year.................................   6,333,548    10,233,245    1,210,535        3,185,580

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

Any funds not listed above were not yet available as of December 31, 2000.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT
The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.
The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.
We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.
Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.
We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year. TRANSFERS
You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.
Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
      ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)
If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.
We define an eligible nursing home is defined as an institution or special nursing unit of a hospital which:
        (a) is Medicare approved as a provider of skilled nursing care services; and
        (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
                                       OR
Meets all of the following standards:
        (a) is licensed as a nursing care facility by the state in which it is licensed;
        (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
        (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;
        (d) provides, as a primary function, nursing care and room and board; and charges for these services;
        (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
        (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and
        (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant's 71st birthday.
We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                       D-1
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

                                   APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S.

Name:
----------------------------------------

Address:
----------------------------------------

----------------------------------------

L-21261                                                       September 24, 2001

                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                  TRAVELERS VINTAGE XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001



The following sections of the prospectus are amended by adding the following language:

GENERAL

Any references to The Total Return Bond Portfolio of the PIMCO Variable Insurance Trust are amended to add "Administrative Class" after the name of the portfolio

WHAT COMPANY WILL ISSUE MY CONTRACT? (Summary)

Add the following language:

       You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

THE VARIABLE FUNDING OPTIONS

The following language is added to the end of the Investment Objective table:

      (+) ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

       Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

       Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001.
       On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio are closed to new contract owners.


 VARIABLE ANNUITY

The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

       If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.








L-21261-EV